Income Taxes - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Examination [Line Items]
U.S. federal corporate tax rate	21.00%			35.00%	34.00%	34.00%
Interest or penalties expense	$ 0	$ 0		$ 0	$ 0	$ 0
Tax benefit change in valuation allowance				1,800,000
Recognized tax expense related to transition tax				0
Federal net operating loss carryforwards				57,800,000	72,400,000	78,500,000
Research and development credits of approximately				4,200,000	3,400,000	2,700,000
Unrecognized tax benefits				$ 1,863,000	$ 883,000	$ 686,000	$ 320,000
Effective income tax rate	7.30%	2.40%		(43.30%)	38.50%	19.50%
Scenario, Plan
Income Tax Examination [Line Items]
U.S. federal corporate tax rate			21.00%
Maximum
Income Tax Examination [Line Items]
U.S. federal corporate tax rate				35.00%
U.S. Federal
Income Tax Examination [Line Items]
Income tax examination description	no longer subject to U.S. federal income tax examinations for years before 2014			No longer subject to U.S. federal income tax examinations for years before 2013
Valuation allowance				$ 3,600,000	$ 500,000
State, Local and Foreign
Income Tax Examination [Line Items]
Income tax examination description	no longer subject to state, local and foreign income tax examinations by tax authorities for years before 2012			No longer subject to state, local and foreign income tax examinations by tax authorities for years before 2012
Foreign Tax Authority
Income Tax Examination [Line Items]
Valuation allowance				$ 1,700,000	$ 0